Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures

	2022			2021
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	695	227	922	722	277	999
Held at fair value through profit or loss	—	435	435	—	444	444
Total	695	662	1,357	722	721	1,443

Summarised financial information, equity accounted associates and joint ventures

	Associates		Joint ventures
	2022	2021	2022	2021
	£m	£m	£m	£m
Profit/(loss) from continuing operations	(21)	219	26	35
Other comprehensive income/(loss)	—	1	1	5
Total comprehensive income/(loss) from continuing operations	(21)	220	27	40